Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real property dispositions:
Property dispositions	$ 521,722	$ 186,050	$ 184,382
Add: Gain (loss) on sales of properties, net	100,549	61,160	36,115
Sellers financing	(12,000)	0	(1,470)
Proceeds from sales of real property	610,271	247,210	219,027
Revenues:
Rental income	79,855	107,771	124,476
Other income	0	0	0
Expenses:
Interest expense	16,293	24,714	27,068
Property operating expenses	2,354	6,131	8,678
Provision for depreciation	17,836	29,861	37,517
Income (loss) from discontinued operations, net	43,372	47,065	51,213
Medical Facilities [Member]
Real property dispositions:
Property dispositions	149,344	35,295	14,092
Seniors Housing Triple-net [Member]
Real property dispositions:
Property dispositions	372,378	150,755	170,290
Seniors Housing Operating [Member]
Real property dispositions:
Property dispositions	$ 0	$ 0	$ 0